Other income, net - Schedule of Summary of Other income / (expense), Net (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Gain on foreign exchange		$ 34,957	$ 2,986	$ 36,624	$ 3,182
Gain / (loss) on contingent consideration		(1,068)	6,017	(7,889)	11,462
Fair value gain on derivative instruments	[1]	8,788	1,925	8,788	9,005
Fair value gain on warrant liabilities	[2]	13,772	39,348	21,054	64,142
Interest expense, net, on related party balances				0	(121)
Other (expense) / income, net	[3]	(294)	(3,718)	1,056	(8,587)
Other income, net		$ 56,155	$ 46,558	$ 59,633	$ 79,083

[1]	During the three and six months ended June 30, 2022, the Company entered into a new derivate financial instrument arrangement to mitigate interest risk on its variable-rate debt. The fair value gain on derivative instruments in the prior period related to derivative financial instruments associated with the Company's former credit facilities which were cancelled as of December 31, 2021 (See Note 8).
[2]	This fair value gain relates to the remeasurement of the warrant liabilities from the closing date of the prior year Transaction to the balance sheet date (See Note 2).
[3]	Other (expense) / income, net mainly relates to the gain on repurchase of Secured Notes (See Note 7) and the loss on related party receivables (See Note 17).